Goodwill - Components of Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	¥ 4,240,251
End of year		¥ 4,240,251
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	4,240,251	1,029,291
As of beginning of the year	3,387	3,183,657
Acquisitions (Note 31)	0	(3,899)
Deconsolidation	(114,586)	31,202
Reclassification to assets held for sale (Note 19)	(116,524)	0
End of year	4,012,528	4,240,251
Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	0	(43)
Acquisitions (Note 31)	0	40
Deconsolidation	0	3
End of year	0	0
Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning of year	4,240,251	1,029,248
End of year	¥ 4,012,528	¥ 4,240,251